Other Income - Schedule of Other Income (Details)	6 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)
Schedule of Other Income [Abstract]
Interest income	RM 19,435	$ 4,613	RM 3,771	$ 799
Foreign exchange gain	768,785	182,492	352,100
Reimbursement income for expenses incurred			44,377
Reversal of impairment allowance on other receivables	625,137	148,393	64,384
Rental income	295,000	70,026
Others	6,015	1,429	26,769
Total	RM 1,714,372	$ 406,953	RM 491,401	$ 104,172